Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing certain information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement. Any differences in total values are due to rounding.

					Compensation Actually Interim Paid to Second PEO (4) ($)	Compensation Actually Paid to Third PEO (4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (5) ($)	Average Compensation Actually Paid to Non-PEO NEOs (6) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (1) ($)	Summary Compensation Table Total for Second PEO (2) ($)	Summary Compensation Table Total for Third (3) ($)	Compensation Actually Paid to First PEO (4) ($)					Total Shareholder Return (7) ($)	Peer Group Total Shareholder Return (8) ($)	Net (Loss) Income (millions) (9) ($)	Annual Total Shareholder Return (10) (%)
(a)		(b)			(c)		(d)	(e)	(f)	(g)	(h)	(i)

2024	2,166,578	1,014,436	226,420	(32,491)	1,014,436	226,420	1,638,322	1,288,956	148.71	139.24	35.8	2.8

2023	4,142,554	—	—	2,922,539	—	—	1,390,524	682,571	144.62	125.65	(84.2)	(13.0)

2022	4,579,866	—	—	6,145,949	—	—	1,408,227	1,674,298	166.27	118.52	(37.3)	6.94

2021	3,765,100	—	—	3,177,762	—	—	915,927	305,615	155.48	127.24	35.1	(18.9)

2020	5,190,508	—	—	7,046,358	—	—	1,631,356	2,457,104	191.63	136.04	(9.5)	91.6

(1)
This column represents the amount of total compensation reported for Mr. Baker, our Former Principal Executive Officer (“First PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.

(2)
This column represents the total compensation reported for Ms. Boggs, our Former Interim President and CEO, Chair of Board (“Second PEO”), for 2024. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(3)
This column represents the total compensation reported for Mr. Krcmarov, our current President and CEO (“Third PEO” and collectively with the First PEO and Second PEO, the “PEOs”), for 2024. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(4)
These columns represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the applicable PEO’s total compensation for 2024 to determine the applicable PEO’s “compensation actually paid” in calendar year 2024:

PEO	Year	Reported Summary Compensation Table Total for PEO (a) ($)	Reported Summary Compensation Table Value of PEO Equity Awards (b) ($)	Adjusted Value of PEO Equity Awards (c) ($)	Reported Summary Compensation Table Change in Value of Pension Benefits (d) ($)	Pension Benefits Adjustments (e) ($)	Compensation Actually Paid to PEO ($)

First PEO	2024	2,166,578	(1,539,862)	(945,727)	(44,250)	330,770	(32,491)

Second PEO	2024	1,014,436	(407,701)	407,701	—	—	1,014,436

Third PEO	2024	226,420	—	—	—	—	226,420

(a)
This column represents the amount of total compensation reported for the applicable PEO for calendar year 2024 in the corresponding “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(b)
This column represents the aggregate grant date fair value of equity awards reported for the applicable PEO in the “Stock Awards” column in the Summary Compensation Table for the calendar year 2024. For purposes of Mr. Baker, this column represents the value attributable to equity awards held by Mr. Baker that will vest following his retirement as disclosed in the “All Other Compensation” column of the Summary Compensation Table in this Proxy Statement. Please refer to the Summary Compensation Table in this Proxy Statement on page [x]. The amount in this column is replaced with the applicable PEO’s corresponding amount reported under the Adjusted Value of PEO Equity Awards column in order to arrive at compensation actually paid to the applicable PEO for 2024.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for calendar year 2024 for the applicable PEO. The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for the applicable PEO for calendar year 2024. The adjusted amount is determined by adding (or subtracting, as applicable) the following for calendar year 2024 for the applicable PEO: the calendar year-end
fair value of any equity awards granted in calendar year 2024 that are outstanding and unvested as of the end of calendar year 2024; (ii) the amount of change at the end of calendar year 2024 (from the end of the prior calendar year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of calendar year 2024; (iii) for awards that are granted and vest in calendar year 2024, the fair value as of the vesting date; (iv) for awards granted in prior calendar years that vest in calendar year 2024, the amount equal to the change as of the vesting date (from the end of the prior calendar year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during calendar year 2024, a deduction for the amount equal to the fair value at the end of the prior calendar year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in calendar year 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for calendar year 2024. The amounts added or subtracted to determine the adjusted amount for calendar year 2024 for the applicable PEO are as follows:

PEO	Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Value of Equity Awards ($)

First PEO	2024	—	(846,918)	—	(98,809)	—	—	(945,727)

Second PEO	2024	—	—	407,701	—	—	—	407,701

Third PEO	2024	—	—	—	—	—	—	—
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(d)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for calendar year 2024 corresponding to the aggregate change in the actuarial present value of the applicable PEO’s accumulated benefit under all defined benefit and actuarial pension plans. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(e)
The total pension benefit adjustments for calendar year 2024 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the applicable PEO during calendar year 2024 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during calendar year 2024 for the applicable PEO that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”) for the applicable PEO, in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2024 for the applicable PEO are as follows:

PEO	Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

First PEO	2024	330,770	—	330,770

Second PEO	2024	—	—	—

Third PEO	2024	—	—	—

(5)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable calendar year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts in each applicable calendar year are as follows: (i) for 2024, Messrs. Lawlar, Brown, Sienko and Clary; (ii) for 2023, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iii) for 2022, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iv) for 2021, Messrs. Roberts, Lawlar, Brown, Sienko and Hall; and (v) for 2020, Messrs. Roberts, Lawlar, Brown, Sienko and Hall.

(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEOs) during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEOs) for calendar year 2024 to determine the “compensation actually paid” in calendar year 2024, using the same adjustment methodology described above in Note 4(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b) ($)	Average Non- PEO NEO Adjusted Value of Equity Awards (c) ($)	Average Reported Summary Compensation Table Change in Value of Pension Benefits for Non- PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,638,322	(552,609)	348,288	(203,806)	58,761	1,288,956

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table for calendar year 2024. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding the PEOs) in the “Stock Awards” column in the Summary Compensation Table in calendar year 2024. Please refer to the Summary Compensation Table in this Proxy Statement on page [x]. The amount in this column is replaced with the corresponding amount reported under the Average non-PEO
NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2024.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the PEOs) in the “Stock Awards” column in the Summary Compensation Table for calendar year 2024 determined using the same methodology described above in Note 4(c). For calendar year 2024, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding the PEOs) for that year. The amounts added or subtracted to determine the adjusted average amount for calendar year 2024 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year to Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Average Value of Equity Award ($)

2024	521,981	(155,776)	—	(17,917)	—	—	348,288
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date, and (2) for PSU awards, a Monte Carlos simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(d)
The amounts included in this column represent the average of the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for the NEOs as a group (excluding the PEOs) in calendar year 2024 corresponding to the aggregate change in the actuarial present value of the NEOs’ accumulated benefits under all defined benefit and actuarial pension plans. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(e)
The total pension benefit adjustments for calendar year 2024 are the aggregate of two components, averaged for the NEOs as a group (excluding the PEOs) in calendar year 2024 determined using the same methodology described above in Note 4(e): The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2024 are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

2024	58,761	—	58,761

(7)
Company total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(8)
This column represents cumulative peer group TSR computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: Philadelphia Gold and Silver Index. We selected the Philadelphia Gold and Silver Index as the peer group TSR for fiscal 2024 because it is the same index that is used by the Company in the performance graph in the Company’s Form
10-K
for calendar year 2024.

(9)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(10)
Annual TSR is calculated as the change in the share price between the beginning and ending of the applicable year, plus any dividends paid during such year, divided by the share price at the beginning of the year.

Company Selected Measure Name	Annual TSR
Named Executive Officers, Footnote	This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable calendar year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts in each applicable calendar year are as follows: (i) for 2024, Messrs. Lawlar, Brown, Sienko and Clary; (ii) for 2023, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iii) for 2022, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iv) for 2021, Messrs. Roberts, Lawlar, Brown, Sienko and Hall; and (v) for 2020, Messrs. Roberts, Lawlar, Brown, Sienko and Hall.
Peer Group Issuers, Footnote	This column represents cumulative peer group TSR computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: Philadelphia Gold and Silver Index. We selected the Philadelphia Gold and Silver Index as the peer group TSR for fiscal 2024 because it is the same index that is used by the Company in the performance graph in the Company’s Form
10-K
	for calendar year 2024.
Adjustment To PEO Compensation, Footnote
(4)
These columns represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the applicable PEO’s total compensation for 2024 to determine the applicable PEO’s “compensation actually paid” in calendar year 2024:

PEO	Year	Reported Summary Compensation Table Total for PEO (a) ($)	Reported Summary Compensation Table Value of PEO Equity Awards (b) ($)	Adjusted Value of PEO Equity Awards (c) ($)	Reported Summary Compensation Table Change in Value of Pension Benefits (d) ($)	Pension Benefits Adjustments (e) ($)	Compensation Actually Paid to PEO ($)

First PEO	2024	2,166,578	(1,539,862)	(945,727)	(44,250)	330,770	(32,491)

Second PEO	2024	1,014,436	(407,701)	407,701	—	—	1,014,436

Third PEO	2024	226,420	—	—	—	—	226,420

(a)
This column represents the amount of total compensation reported for the applicable PEO for calendar year 2024 in the corresponding “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(b)
This column represents the aggregate grant date fair value of equity awards reported for the applicable PEO in the “Stock Awards” column in the Summary Compensation Table for the calendar year 2024. For purposes of Mr. Baker, this column represents the value attributable to equity awards held by Mr. Baker that will vest following his retirement as disclosed in the “All Other Compensation” column of the Summary Compensation Table in this Proxy Statement. Please refer to the Summary Compensation Table in this Proxy Statement on page [x]. The amount in this column is replaced with the applicable PEO’s corresponding amount reported under the Adjusted Value of PEO Equity Awards column in order to arrive at compensation actually paid to the applicable PEO for 2024.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for calendar year 2024 for the applicable PEO. The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for the applicable PEO for calendar year 2024. The adjusted amount is determined by adding (or subtracting, as applicable) the following for calendar year 2024 for the applicable PEO: the calendar year-end
fair value of any equity awards granted in calendar year 2024 that are outstanding and unvested as of the end of calendar year 2024; (ii) the amount of change at the end of calendar year 2024 (from the end of the prior calendar year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of calendar year 2024; (iii) for awards that are granted and vest in calendar year 2024, the fair value as of the vesting date; (iv) for awards granted in prior calendar years that vest in calendar year 2024, the amount equal to the change as of the vesting date (from the end of the prior calendar year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during calendar year 2024, a deduction for the amount equal to the fair value at the end of the prior calendar year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in calendar year 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for calendar year 2024. The amounts added or subtracted to determine the adjusted amount for calendar year 2024 for the applicable PEO are as follows:

PEO	Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Value of Equity Awards ($)

First PEO	2024	—	(846,918)	—	(98,809)	—	—	(945,727)

Second PEO	2024	—	—	407,701	—	—	—	407,701

Third PEO	2024	—	—	—	—	—	—	—
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(d)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for calendar year 2024 corresponding to the aggregate change in the actuarial present value of the applicable PEO’s accumulated benefit under all defined benefit and actuarial pension plans. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(e)
The total pension benefit adjustments for calendar year 2024 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the applicable PEO during calendar year 2024 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during calendar year 2024 for the applicable PEO that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”) for the applicable PEO, in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2024 for the applicable PEO are as follows:

PEO	Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

First PEO	2024	330,770	—	330,770

Second PEO	2024	—	—	—

Third PEO	2024	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 1,638,322	$ 1,390,524	$ 1,408,227	$ 915,927	$ 1,631,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,288,956	682,571	1,674,298	305,615	2,457,104
Adjustment to Non-PEO NEO Compensation Footnote
(5)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable calendar year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts in each applicable calendar year are as follows: (i) for 2024, Messrs. Lawlar, Brown, Sienko and Clary; (ii) for 2023, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iii) for 2022, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (iv) for 2021, Messrs. Roberts, Lawlar, Brown, Sienko and Hall; and (v) for 2020, Messrs. Roberts, Lawlar, Brown, Sienko and Hall.

(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEOs) during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEOs) for calendar year 2024 to determine the “compensation actually paid” in calendar year 2024, using the same adjustment methodology described above in Note 4(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b) ($)	Average Non- PEO NEO Adjusted Value of Equity Awards (c) ($)	Average Reported Summary Compensation Table Change in Value of Pension Benefits for Non- PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,638,322	(552,609)	348,288	(203,806)	58,761	1,288,956

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table for calendar year 2024. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding the PEOs) in the “Stock Awards” column in the Summary Compensation Table in calendar year 2024. Please refer to the Summary Compensation Table in this Proxy Statement on page [x]. The amount in this column is replaced with the corresponding amount reported under the Average non-PEO
NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2024.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the PEOs) in the “Stock Awards” column in the Summary Compensation Table for calendar year 2024 determined using the same methodology described above in Note 4(c). For calendar year 2024, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding the PEOs) for that year. The amounts added or subtracted to determine the adjusted average amount for calendar year 2024 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year to Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Average Value of Equity Award ($)

2024	521,981	(155,776)	—	(17,917)	—	—	348,288
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date, and (2) for PSU awards, a Monte Carlos simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(d)
The amounts included in this column represent the average of the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for the NEOs as a group (excluding the PEOs) in calendar year 2024 corresponding to the aggregate change in the actuarial present value of the NEOs’ accumulated benefits under all defined benefit and actuarial pension plans. Please refer to the Summary Compensation Table in this Proxy Statement on page [x].

(e)
The total pension benefit adjustments for calendar year 2024 are the aggregate of two components, averaged for the NEOs as a group (excluding the PEOs) in calendar year 2024 determined using the same methodology described above in Note 4(e): The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2024 are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

2024	58,761	—	58,761

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to our First PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $(32,491), $2,922,539, $6,145,949, $3,177,762, and $7,046,358 for 2024, 2023, 2022, 2021 and 2020, respectively. The compensation actually paid to our Second PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $1,014,436 for 2024. The compensation actually paid to our Third PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was 226,420 for 2024. The average amount of compensation actually paid to the other NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation
S-K,
was $1,288,956, $682,571, $1,674,298, $305,615, and $2,457,104 for 2024, 2023, 2022, 2021 and 2020, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $148.71, $144.62, $166.27, $155.48, and $191.63 for 2020-2024, 2020-2023, 2020-2022, 2020-2021 and 2020, respectively. Please see Note 5 above for additional information related to the computation of Company TSR. Assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
the Company’s cumulative TSR over the period covered in the Pay Versus Performance table increased to $148.71. In contrast, the compensation actually paid to our First PEO declined from $7,046,358 to $(32,491) and the average amount of compensation actually paid to the NEOs as a group (excluding the PEOs) declined from $2,457,104 to $1,288,956 over the same period. Even if the compensation actually paid for all PEOs in 2024 is combined, such aggregate compensation actually paid declined over the period covered by the Pay Versus Performance table, and is in directional contrast to cumulative Company TSR over the same period, computed in accordance with the requirements of Item 402(v) of Regulation
S-K.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net (Loss) Income
The compensation actually paid to our First PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $(32,491), $2,922,539, $6,145,949, $3,177,762, and $7,046,358 for 2024, 2023, 2022, 2021 and 2020, respectively. The compensation actually paid to our Second PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $1,014,436 for 2024. The compensation actually paid to our Third PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was 226,420 for 2024. The average amount of compensation actually paid to the other NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation
S-K,
was $1,288,956, $682,571, $1,674,298, $305,615, and $2,457,104 for 2024, 2023, 2022, 2021 and 2020, respectively. The Company’s net (loss) income, as computed in accordance with Item 402(v) of Regulation
S-K
and reflected in the Company’s audited financial statements for the applicable year, was $35.8 million, ($84.2) million, ($37.3) million, $35.1 million, and ($9.5) million for 2024, 2023, 2022, 2021 and 2020, respectively. The Company’s net (loss) income over the period covered in the Pay Versus Performance table increased from ($9.5) million to $35.8 million. In contrast, the compensation actually paid to our First PEO declined from $7,046,358 to $(32,491) and the average amount of compensation actually paid to the NEOs as a group (excluding the PEOs) declined from $2,457,104 to $1,288,956 over the same period. Even if the compensation actually paid for all PEOs in 2024 is combined, such aggregate compensation actually paid declined over the period covered by the Pay Versus Performance table, and is in directional contrast to the Company’s net (loss) income over the same period.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Annual Total Shareholder Return
The compensation actually paid to our First PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $(32,491), $2,922,539, $6,145,949, $3,177,762, and $7,046,358 for 2024, 2023, 2022, 2021 and 2020, respectively. The compensation actually paid to our Second PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $1,014,436 for 2024. The compensation actually paid to our Third PEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was 226,420 for 2024. The average amount of compensation actually paid to the other NEOs as a group

(excluding the PEOs), as computed in accordance with Item 402(v) of Regulation
S-K,
was $1,288,956, $682,571, $1,674,298, $305,615, and $2,457,104 for 2024, 2023, 2022, 2021 and 2020, respectively. The Company’s Annual TSR, computed as described in Note 10 above, was 2.8%, (13.0)%, 6.9%, (18.9)%, and 91.63, for 2024, 2023, 2022, 2021 and 2020, respectively. The Company’s Annual TSR over the period covered in the Pay Versus Performance table decreased from 91.6% to 2.8%. In directional alignment with such Annual TSR, the compensation actually paid to our First PEO declined from $7,046,358 to $(32,491) and the average amount of compensation actually paid to the NEOs as a group (excluding the PEOs) declined from $2,457,104 to $1,288,956 over the same period. Even if the compensation actually paid for all PEOs in 2024 is combined, such aggregate compensation actually paid declined over the period covered by the Pay Versus Performance table, and is in directional alignment with the Company’s Annual TSR over the same period. We believe this indicates alignment between compensation actually paid and Company share price performance.

Tabular List, Table
As described in greater detail in the CD&A section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs (each as defined and adjusted as described in the Compensation Discussion and Analysis of this Proxy Statement), for the most recently completed calendar year, to the Company’s performance are as follows:

•	Annual Total Shareholder Return;

•	AISC/AgEq ounce;

•	Mine Site Operating Cash Flow;

•	Capital Spending; and

•	Silver Equivalent Ounce Production.

Total Shareholder Return Amount	$ 148.71	144.62	166.27	155.48	191.63
Peer Group Total Shareholder Return Amount	139.24	125.65	118.52	127.24	136.04
Net Income (Loss)	$ 35,800,000	$ (84,200,000)	$ (37,300,000)	$ 35,100,000	$ (9,500,000)
Company Selected Measure Amount	0.028	(0.13)	0.0694	(0.189)	0.9163
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	AISC/AgEq ounce
Measure:: 3
Pay vs Performance Disclosure
Name	Mine Site Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Capital Spending
Measure:: 5
Pay vs Performance Disclosure
Name	Silver Equivalent Ounce Production
Mr. Baker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,166,578	$ 4,142,554	$ 4,579,866	$ 3,765,100	$ 5,190,508
PEO Actually Paid Compensation Amount	$ (32,491)	2,922,539	6,145,949	3,177,762	7,046,358
PEO Name	Mr. Baker
Mr. Baker [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 330,770
Mr. Baker [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,770
Mr. Baker [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Ms. Boggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,014,436	0	0	0	0
PEO Actually Paid Compensation Amount	$ 1,014,436	0	0	0	0
PEO Name	Ms. Boggs
Ms. Boggs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Ms. Boggs [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Ms. Boggs [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Krcmarov [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	226,420	0	0	0	0
PEO Actually Paid Compensation Amount	$ 226,420	$ 0	$ 0	$ 0	$ 0
PEO Name	Mr. Krcmarov
Mr. Krcmarov [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Mr. Krcmarov [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Krcmarov [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,250)
PEO | Mr. Baker [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,770
PEO | Mr. Baker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,539,862)
PEO | Mr. Baker [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(945,727)
PEO | Mr. Baker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(846,918)
PEO | Mr. Baker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,809)
PEO | Mr. Baker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Baker [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,701)
PEO | Ms. Boggs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,701
PEO | Ms. Boggs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,701
PEO | Ms. Boggs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms. Boggs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Krcmarov [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,806)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,761
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,761
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(552,609)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,288
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	521,981
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,776)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,917)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0